Long Term Debt - Schedule of Long Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Line of Credit Facility [Line Items]
Credit facility, at Libor USD + 2.50% to 3.75%	$ 425,676	$ 483,612
Less current instalments of long-term debt	(50,572)	(46,000)
Long term debt	$ 375,104	$ 437,612